Other Assets (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Deferred commission costs - non-current			$ 4,437		$ 6,374	$ 6,374	$ 4,437
Deposits			809		3,449	3,449	809
Other			1,450		957	957	1,450
Total other assets			$ 6,696	$ 3,594	$ 10,780	$ 10,780	$ 6,696
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor